Stockholders' Equity (Tables)	12 Months Ended
May 31, 2021
Equity [Abstract]
Schedule of Outstanding Stock Warrants

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2021 and 2020 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2019	803,001	$83.01
Outstanding – May 31, 2020	803,001	83.01
Granted – May 31, 2020	17,063	20.66
Outstanding – May 31, 2021	820,064	$81.71